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SUPPLEMENT DATED JANUARY 1, 1998
TO THE PROSPECTUSES OF

Franklin Investment Grade Income Fund - Advisor Class
Templeton Foreign Smaller Companies Fund -
 Advisor Class
dated January 1, 1997

Franklin Global Government Income Fund - Advisor Class
Franklin Short-Intermediate U.S. Government
 Securities Fund - Advisor Class
Franklin Templeton German Government Bond Fund -
 Advisor Class
Franklin Templeton Hard Currency Fund - Advisor Class dated March 1, 1997

Templeton Region Funds - Advisor Class dated August 1, 1997

Franklin Natural Resources  Fund - Advisor Class
Franklin Real Estate Securities  Fund -
 Advisor Class
dated  September 1, 1997
Franklin's AGE High Income Fund - Advisor Class dated October 1, 1997
Franklin Equity Fund - Advisor Class
dated  November 1, 1997
Franklin Gold Fund - Advisor Class
dated December 1, 1997

Templeton Global Bond Fund - Advisor Class
Templeton Global Smaller Companies Fund, Inc. -
Advisor Class
dated January 1, 1998

The prospectus is amended to replace the section "Opening Your Account," found under "How Do I Buy Shares?", with the following:

  OPENING YOUR ACCOUNT

  Shares of the Fund may be purchased without a sales charge. Please note that as of January 1, 1998, shares of the Fund are not available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in Franklin Templeton's ValuSelect program before January 1, 1998, however, may continue to invest in the Fund. To open your account, please follow the steps below. This will help avoid any delays in processing your request.

  1. Read this prospectus carefully.

  2. Determine how much you would like to invest. The Fund's minimum investments are:

     o To open your account:        $5,000,000*
     o To add to your account:      $25*

     *We may waive or lower these minimums for certain investors. Please see "Minimum Investments" below. We also reserve the right to refuse any order to buy shares.

 3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

 4. Make your investment using the table below.


  Method                            Steps to Follow
------------------------------------------------------------------------------
  By Mail                           For an initial investment:

                                    o Return the application to the Fund with
                                      your check made payable to the Fund.

                                    For additional investments:
                                    o Send a check made payable to the Fund.
                                      Please include your account number on the
                                      check.
-------------------------------------------------------------------------------
  By Wire                           1. Call Shareholder  Services or, if that
                                       number is busy, call  1-650/312-2000
                                       collect, to receive a wire control number
                                       and  wire  instructions.  You  need a new
                                       wire  control  number every time you wire
                                       money  into your  account.  If you do not
                                       have a currently  effective  wire control
                                       number,  we will  return the money to the
                                       bank, and we will not credit the purchase
                                       to your account.

                                    2. For an initial investment you must also
                                       return your signed shareholder
                                       application to the Fund.

                                    Important Deadlines: If we receive your call
                                    before 1:00 p.m.  Pacific  time and the bank
                                    receives  the wired  funds and  reports  the
                                    receipt  of wired  funds to the Fund by 3:00
                                    p.m.   Pacific  time,  we  will  credit  the
                                    purchase  to your  account  that day.  If we
                                    receive  your call  after  1:00 p.m.  or the
                                    bank  receives the wire after 3:00 p.m.,  we
                                    will credit the purchase to your account the
                                    following business day.

  Through Your Dealer               Call your investment representative
-----------------------------------------------------------------------------

  MINIMUM INVESTMENTS

  To determine if you meet the minimum initial investment requirement of $5 million, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. At least $1 million of this amount, however, must be invested in Advisor Class or Class Z shares of any of the Franklin Templeton Funds. The Fund may waive or lower its minimum investment requirement for certain purchases. A lower minimum initial investment requirement applies to purchases by:

1. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, subject to a $250,000 minimum initial investment requirement or a $100,000 minimum initial investment requirement for an individual client

2. Qualified registered investment advisors or certified financial planners who have clients invested in the Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has entered into an agreement with Distributors, subject to a $1,000 minimum initial investment requirement

3. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group and their immediate family members, subject to a $100 minimum initial investment requirement

4. Each series of the Franklin Templeton Fund Allocator Series, subject to a $1,000 minimum initial and subsequent investment requirement

5. Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under Section 501 of the Code, subject to a $1 million initial investment in Advisor Class shares No minimum initial investment requirement applies to purchases by:

  1. Accounts  managed by the Franklin  Templeton Group
  2. The Franklin  Templeton Profit Sharing 401(k) Plan
  3. Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under
  Section 401 of the Code,  including salary  reduction  plans  qualified under
  Section 401(k) of the Code, and that (i) are sponsored by an employer with at least 10,000 employees, or (ii) have plan assets of $100 million or more
  4. Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion
  5. Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group, if the group as a whole meets the $5 million minimum investment requirement. A qualified group is one that:

     o Was formed at least six months ago,

     o Has a purpose  other than buying  Fund  shares at a discount,

     o Has more  than 10 members,

     o Can arrange for meetings between our representatives and group members,

     o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

     o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

     o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.